Transactions and Balances with Related Parties (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current liabilities, presented in the balance sheets among "other current liabilities":
Directors fee	$ 25	$ 16
Provision for bonus and for termination of employment	246	56
Current liabilities, presented in the balance sheets among "accounts payable and accruals":	$ 271	$ 72